UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                2/11/09
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-10411                Aegis Financial Corp.
28-01260                First Manhattan Co.
28-13078                Edinburgh Partners Ltd.
28-10104                Altrinsic Global Advisors, LLC
28-05163                Kinetics Asset Management, Inc.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      23
                                                  -----------------------

Form 13F Information Table Value Total:              $ 99,591 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

AKAMAI TECHNOLOGIES INC       COM       00971T101     4,156        275,400     SH        SOLE               275,400
AMERICAN INTL GROUP INC       COM       026874107       779        496,200     SH        SOLE               496,200
AU OPTRONICS CORP           SPONSORED
                              ADR       002255107     2,762        358,648     SH        SOLE               358,648
BANK OF AMERICA CORPORATION   COM       060505104     8,839        627,800     SH        SOLE               627,800
BERKSHIRE HATHAWAY INC DEL    CL A      084670108     3,381             35     SH        SOLE                    35
BLACKBOARD INC                COM       091935502     1,705         65,000     SH        SOLE                65,000
BLACKROCK PFD & EQ
   ADVANTAGE                  COM       092508100     4,310        516,200     SH        SOLE               516,200
DR PEPPER SNAPPLE
   GROUP INC                  COM       26138E109     2,925        180,000     SH        SOLE               180,000
EATON VANCE FLTING
   RATE INC                   COM       278279104     3,029        377,700     SH        SOLE               377,700
EATON VANCE TAX MNG
   GBL DV E                   COM       27829F108     3,472        352,500     SH        SOLE               352,500
EBAY INC                      COM       278642103     3,061        219,300     SH        SOLE               219,300
FRANKLIN RES INC              COM       354613101     4,635         72,673     SH        SOLE                72,673
GANNET INC                    COM       364730101    14,241      1,897,000     SH        SOLE             1,897,000
HARRY WINSTON DIAMOND CORP    COM       41587B100       711        155,000     SH        SOLE               155,000
INVESCO LTD                   SHS       G491BT108       722         50,000     SH        SOLE                50,000
LEGG MASON INC                COM       524901105     2,981        136,053     SH        SOLE               136,053
NEW YORK CMNTY BANCORP INC    COM       649445103     4,780        399,700     SH        SOLE               399,700
NOKIA CORP                  SPONSORED
                              ADR       654902204     3,847        246,585     SH        SOLE               246,585
PROCTER & GAMBLE CO           COM       742718109     5,029         81,350     SH        SOLE                81,350
SADIA SA                     SP ADR
                             PFD        786326108     1,393        284,300     SH        SOLE               284,300
SUNTECH PWR HLDGS CO LTD     ADR        86800C104     1,685        144,000     SH        SOLE               144,000
TAIWAN SEMICONDUCTOR
   MFG LTD                  SPONSORED
                              ADR       874039100    17,615      2,229,685     SH        SOLE             2,229,685
TRANSCANADA CORP              COM       89353D107     3,533        130,000     SH        SOLE               130,000